PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total

Balance at January 1, 2022	$7,565	$8,998	$14,862	$8,324	$39,749
Additions, net of disposals	500	561	797	575	2,433
Acquisitions through business combinations(1)	109	—	—	52	161
Non-cash (disposals) additions	(154)	126	(17)	(12)	(57)
Assets reclassified as held for sale	—	(8)	—	—	(8)
Net foreign currency exchange differences	(743)	(340)	(963)	(754)	(2,800)
Balance at December 31, 2022	$7,277	$9,337	$14,679	$8,185	$39,478
Additions, net of disposals	292	237	187	110	826
Acquisitions through business combinations(1)	118	—	—	—	118
Assets held by subsidiaries disposed during the period	—	(19)	—	—	(19)
Non-cash additions (disposals)	32	(26)	(3)	(53)	(50)
Net foreign currency exchange differences	301	47	300	64	712
Balance at June 30, 2023	$8,020	$9,576	$15,163	$8,306	$41,065

Accumulated depreciation:
Balance at January 1, 2022	$(1,272)	$(1,668)	$(622)	$(629)	$(4,191)
Depreciation expense	(327)	(468)	(418)	(384)	(1,597)
Disposals	22	5	—	—	27
Assets reclassified as held for sale	—	4	—	—	4
Non-cash disposals	—	—	11	41	52
Net foreign currency exchange differences	123	87	47	52	309
Balance at December 31, 2022	$(1,454)	$(2,040)	$(982)	$(920)	$(5,396)
Depreciation expense	(195)	(234)	(272)	(192)	(893)
Disposals	8	9	—	—	17
Assets held by subsidiaries disposed during the period	—	12	—	—	12
Non-cash disposals	2	14	11	45	72
Net foreign currency exchange differences	(56)	(6)	(16)	(11)	(89)
Balance at June 30, 2023	$(1,695)	$(2,245)	$(1,259)	$(1,078)	$(6,277)

Accumulated fair value adjustments:
Balance at January 1, 2022	$1,643	$1,046	$408	$—	$3,097
Fair value adjustments	175	75	118	—	368
Net foreign currency exchange differences	(179)	(73)	(4)	—	(256)
Balance at December 31, 2022	$1,639	$1,048	$522	$—	$3,209
Net foreign currency exchange differences	101	(6)	(2)	—	93
Balance at June 30, 2023	$1,740	$1,042	$520	$—	$3,302

Net book value:
December 31, 2022	$7,462	$8,345	$14,219	$7,265	$37,291
June 30, 2023(2)	$8,065	$8,373	$14,424	$7,228	$38,090
1.Refer to Note 5 , Acquisition of Businesses, for further details.
2.Includes right-of-use assets of $206 million in our utilities segment, $988 million in our transport segment, $341 million in our midstream segment and $1,889 million in our data segment. Current lease liabilities of $401 million have been included in accounts payable and other and non-current lease liabilities of $3,055 million have been included in other liabilities in the Consolidated Statements of Financial Position.